Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Accounting Policies [Abstract]
Short term investments		$ 1,180,772
Advertising expense	$ 78,894
Promotional expense		$ 37,753	$ 109,984
Estimated useful life	3 years